Risk management - Credit risk mitigation and credit quality - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of collateralisation level of the total portfolio (Excluding pre-settlement)	50.40%	53.50%
Percentage for no covers	90.00%
Outstanding amount in portfolio	€ 887,454	€ 853,930
Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 404,699	377,651
Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of residential mortgage oustandings	37.30%
Percentage Of net Outstandings	99.00%
Outstanding amount in portfolio	€ 646,357	587,056
Increase Decrease In Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	59,300
Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	221,772	249,814
Increase Decrease In Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	(28,000)
Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	5,798	5,555
Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	13,526	11,506
Increase Decrease In Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,000
Central Governments [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	51,623	48,300
Central Governments [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	43,753	37,449
Non-Bank Financial Institutions [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	42,848	39,981
Non-Bank Financial Institutions [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	40,581	37,695
Commercial Banks [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	53,509	56,788
Commercial Banks [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 42,088	44,152
Central Banks [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of Cover values increase decrease	88.80%
Increase or (decrease) in covers	€ 37,400
Outstanding amount in portfolio	113,250	65,766
Central Banks [Member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	84,697	34,044
Real estate and other[member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	53,632	54,275
Real estate and other[member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	26,271	38,338
Natural resources [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase or (decrease) in covers	10,600
Outstanding amount in portfolio	45,549	55,894
Natural resources [Member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 43,905	54,113
Utilities [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of Cover values increase decrease	6.20%
Increase or (decrease) in covers	€ 1,000
Outstanding amount in portfolio	18,556	17,263
Utilities [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 17,062	€ 16,377
Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage increase decrease residential mortgages outstandings	(2.30%)
Percentage of Cover values increase decrease	23.90%
Increase Decrease In Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	€ 33,500
Netherlands [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of residential mortgage oustandings	36.60%
Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage increase decrease residential mortgages outstandings	4.90%	3.10%
Increase in business lending outstandings	€ 16,700
Percentage of Cover values increase decrease	90.90%
Germany [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of residential mortgage oustandings	25.90%
Belgium And Luxembourg [Member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of residential mortgage oustandings	13.40%
Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of Cover values increase decrease	37.30%	26.40%
Australia [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of residential mortgage oustandings	10.70%
Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage increase decrease residential mortgages outstandings	7.40%	14.80%
Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage increase decrease residential mortgages outstandings	10.30%	23.20%
Switzerland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of Cover values increase decrease	35.70%	27.20%